World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
July 31, 2013

Dates Covered
Collections Period	07/01/13 - 07/31/13
Interest Accrual Period	07/15/13 - 08/14/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/13	852,189,577.55	51,539
Yield Supplement Overcollateralization Amount at 06/30/13	14,237,447.33	0

Receivables Balance at 06/30/13	866,427,024.88	51,539
Principal Payments	30,171,357.92	1,673
Defaulted Receivables	606,275.32	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/13	13,569,202.56	0

Pool Balance at 07/31/13	822,080,189.08	49,839

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Delinquent Receivables:
Past Due 31-60 days	8,213,518.61	719
Past Due 61-90 days	1,167,702.68	98
Past Due 91 + days	204,103.85	16

Total	9,585,325.14	833

Total 31+ Delinquent as % Ending Pool Balance	1.17%

Recoveries	415,452.04

Aggregate Net Losses/(Gains) - July 2013	190,823.28

Overcollateralization Target Amount	36,993,608.51
Actual Overcollateralization	28,851,687.56

Weighted Average APR	3.89%
Weighted Average APR, Yield Adjusted	4.72%
Weighted Average Remaining Term	55.43

Flow of Funds	$ Amount

Collections	33,368,409.06
Advances	6,097.93
Investment Earnings on Cash Accounts	1,069.20
Servicing Fee	(722,022.52)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	32,653,553.67

Distributions of Available Funds
(1) Class A Interest	344,370.59
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	3,439,644.34
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	28,851,687.56
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	32,653,553.67

Servicing Fee	722,022.52
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 07/15/13	825,519,833.42
Principal Paid	32,291,331.90
Note Balance @ 08/15/13	793,228,501.52

Class A-1
Note Balance @ 07/15/13	166,628,833.42
Principal Paid	32,291,331.90
Note Balance @ 08/15/13	134,337,501.52
Note Factor @ 08/15/13	54.8316333%

Class A-2
Note Balance @ 07/15/13	275,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/13	275,000,000.00
Note Factor @ 08/15/13	100.0000000%

Class A-3
Note Balance @ 07/15/13	270,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/13	270,000,000.00
Note Factor @ 08/15/13	100.0000000%

Class A-4
Note Balance @ 07/15/13	94,934,000.00
Principal Paid	0.00
Note Balance @ 08/15/13	94,934,000.00
Note Factor @ 08/15/13	100.0000000%

Class B
Note Balance @ 07/15/13	18,957,000.00
Principal Paid	0.00
Note Balance @ 08/15/13	18,957,000.00
Note Factor @ 08/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	362,221.77
Total Principal Paid	32,291,331.90

Total Paid	32,653,553.67

Class A-1
Coupon	0.23000%
Interest Paid	33,001.77
Principal Paid	32,291,331.90

Total Paid to A-1 Holders	32,324,333.67

Class A-2
Coupon	0.43000%
Interest Paid	98,541.67
Principal Paid	0.00

Total Paid to A-2 Holders	98,541.67

Class A-3
Coupon	0.64000%
Interest Paid	144,000.00
Principal Paid	0.00

Total Paid to A-3 Holders	144,000.00

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00

Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00

Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4007361
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	35.7248074

Total Distribution Amount	36.1255435

A-1 Interest Distribution Amount	0.1347011
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	131.8013547

Total A-1 Distribution Amount	131.9360558

A-2 Interest Distribution Amount	0.3583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.3583333

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.9416669

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	106.52
Noteholders’ Principal Distributable Amount	893.48

Account Balances	$ Amount
Advances
Balance as of 06/30/13	80,352.71
Balance as of 07/31/13	86,450.64
Change	6,097.93

Reserve Account
Balance as of 07/15/13	2,311,742.39
Investment Earnings	81.08
Investment Earnings Paid	(81.08)
Deposit/(Withdrawal)	—
Balance as of 08/15/13	2,311,742.39
Change	—

Required Reserve Amount	2,311,742.39